Average Annual Total Returns (Invesco Income Allocation Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class Institutional, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (10/31/05)
Label	Return Before Taxes
1 Year	10.30%
5 Years	4.73%
Since Inception	5.03%
Inception Date	Oct. 31, 2005
Return After Taxes on Distributions | Class Institutional, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (10/31/05)
Label	Return After Taxes on Distributions
1 Year	8.80%
5 Years	3.00%
Since Inception	3.25%
Inception Date	Oct. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares | Class Institutional, Invesco Income Allocation Fund
Average Annual Total Returns
Column	Institutional Class: Inception (10/31/05)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	6.81%
5 Years	3.12%
Since Inception	3.35%
Inception Date	Oct. 31, 2005
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index:
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
Since Inception	2.96%
Inception Date	Oct. 31, 2005
Custom Income Allocation Index
Average Annual Total Returns
Label	Custom Income Allocation Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
1 Year	11.29%
5 Years	5.41%
Since Inception	5.74%
Inception Date	Oct. 31, 2005
Lipper Mixed-Asset Target Allocation Conservative Funds Index
Average Annual Total Returns
Label	Lipper Mixed-Asset Target Allocation Conservative Funds Index:
1 Year	9.99%
5 Years	4.93%
Since Inception	5.23%
Inception Date	Oct. 31, 2005